As filed with the Securities and Exchange Commission on May 17, 2017

Securities Act of 1933 Registration No. 333-132400

Investment Company Act of 1940 Registration No. 811-21866

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 82	☒

and/or

REGISTRATION STATEMENT

Under

the Investment Company Act Of 1940

Amendment No. 85	☒

HIGHLAND FUNDS I

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 1-877-665-1287

Copies to:

Mr. Dustin Norris c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Brian McCabe Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 82 under the Securities Act and Amendment No. 85 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 17th day of May, 2017.

By:	/s/ Frank Waterhouse
Frank Waterhouse Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell*	Trustee	May 17, 2017
Ethan Powell

/s/ Timothy K. Hui*	Trustee	May 17, 2017
Timothy K. Hui

/s/ Dr. Bob Froehlich*	Trustee	May 17, 2017
Dr. Bob Froehlich

/s/ John Honis*	Trustee	May 17, 2017
John Honis

/s/ Bryan A. Ward*	Trustee	May 17, 2017
Bryan A. Ward

/s/ Brian Mitts**	Secretary, Principal Financial Officer	May 17, 2017
Brian Mitts	and Principal Accounting Officer

* By:	/s/ Frank Waterhouse
Frank Waterhouse
Attorney in Fact**

May 17, 2017

*	Pursuant to Power of Attorney dated January 28, 2016 incorporated herein by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on May 12, 2016.
**	Pursuant to Power of Attorney dated February 4, 2016 incorporated herein by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on May 12, 2016.

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase